Intangible assets and goodwill (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Opening balance		R$ 281,475	R$ 149,106
Additions		22,143	8,693
Additions due to acquisitions		791,025	141,112
Transfers		0
Disposals		0	(50)
Closing balance		1,050,357	281,475
Cost
Intangible assets and goodwill
Opening balance		364,205	210,587
Additions		13,467	12,565
Additions due to acquisitions		799,094	141,112
Transfers		0
Disposals		0	(59)
Closing balance		1,176,766	364,205
Amortization
Intangible assets and goodwill
Opening balance		(82,730)	(61,481)
Amortization additions		(35,610)	(21,258)
Additions due to acquisitions		(8,069)	0
Transfers		0
Disposals		0	9
Closing balance		(126,409)	(82,730)
Intangible asset in progress
Intangible assets and goodwill
Opening balance	[1]	8,433
Closing balance	[1]	7,723	8,433
Intangible asset in progress | Cost
Intangible assets and goodwill
Opening balance	[1]	8,433	1,095
Additions	[1]	9,849	7,394
Additions due to acquisitions	[1]	0	0
Transfers	[1]	(10,559)
Disposals	[1]	0	(56)
Closing balance	[1]	7,723	8,433
Intangible asset in progress | Amortization
Intangible assets and goodwill
Opening balance	[1]	0
Amortization additions	[1]	0
Additions due to acquisitions	[1]	0
Transfers	[1]	0
Disposals	[1]	0
Closing balance	[1]	0	0
Software license
Intangible assets and goodwill
Opening balance		1,412
Closing balance		R$ 4,139	R$ 1,412
Software license | Minimum
Intangible assets and goodwill
Average annual amortization rates %		20.00%	20.00%
Software license | Maximum
Intangible assets and goodwill
Average annual amortization rates %		50.00%	50.00%
Software license | Cost
Intangible assets and goodwill
Opening balance		R$ 3,584	R$ 2,816
Additions		3,517	771
Additions due to acquisitions		0	0
Transfers		348
Disposals		0	(3)
Closing balance		7,449	3,584
Software license | Amortization
Intangible assets and goodwill
Opening balance		(2,172)	(1,685)
Amortization additions		(2,002)	(496)
Additions due to acquisitions		0	0
Transfers		864
Disposals		0	9
Closing balance		R$ (3,310)	R$ (2,172)
Database
Intangible assets and goodwill
Average annual amortization rates %		10.00%	10.00%
Opening balance		R$ 413
Closing balance		333	R$ 413
Database | Cost
Intangible assets and goodwill
Opening balance		800	800
Additions		0	0
Additions due to acquisitions		0	0
Transfers		0
Disposals		0	0
Closing balance		800	800
Database | Amortization
Intangible assets and goodwill
Opening balance		(387)	(307)
Amortization additions		(80)	(80)
Additions due to acquisitions		0	0
Transfers		0
Disposals		0	0
Closing balance		(467)	(387)
Goodwill
Intangible assets and goodwill
Opening balance		163,394
Closing balance		813,912	163,394
Goodwill | Cost
Intangible assets and goodwill
Opening balance		163,394	78,778
Additions		0	0
Additions due to acquisitions		650,518	84,616
Transfers		0
Disposals		0	0
Closing balance		813,912	163,394
Goodwill | Amortization
Intangible assets and goodwill
Opening balance		0
Closing balance		R$ 0	R$ 0
Customer portfolio
Intangible assets and goodwill
Average annual amortization rates %		10.00%	10.00%
Opening balance		R$ 45,405
Closing balance		38,751	R$ 45,405
Customer portfolio | Cost
Intangible assets and goodwill
Opening balance		112,929	110,954
Additions		0	0
Additions due to acquisitions		7,787	1,975
Transfers		0
Disposals		0	0
Closing balance		120,716	112,929
Customer portfolio | Amortization
Intangible assets and goodwill
Opening balance		(67,524)	(56,330)
Amortization additions		(12,579)	(11,194)
Additions due to acquisitions		(1,862)	0
Transfers		0
Disposals		0	0
Closing balance		R$ (81,965)	(67,524)
Non-compete
Intangible assets and goodwill
Average annual amortization rates %	[2]	20.00%
Closing balance	[2]	R$ 2,360
Non-compete | Cost
Intangible assets and goodwill
Opening balance	[2]	0
Additions	[2]	0
Additions due to acquisitions	[2]	3,234
Transfers	[2]	0
Disposals	[2]	0
Closing balance	[2]	3,234	0
Non-compete | Amortization
Intangible assets and goodwill
Amortization additions	[2]	(337)
Additions due to acquisitions	[2]	(537)
Transfers	[2]	0
Disposals	[2]	0
Closing balance	[2]	(874)
Brands and patents
Intangible assets and goodwill
Closing balance		25
Brands and patents | Cost
Intangible assets and goodwill
Opening balance		0
Additions		24
Additions due to acquisitions		1
Transfers		0
Disposals		0
Closing balance		25	R$ 0
Brands and patents | Amortization
Intangible assets and goodwill
Closing balance		R$ 0
Platform
Intangible assets and goodwill
Average annual amortization rates %		20.00%	20.00%
Opening balance	[3]	R$ 62,418
Closing balance	[3]	183,114	R$ 62,418
Platform | Cost
Intangible assets and goodwill
Opening balance	[3]	75,065	16,144
Additions		77	4,400	[3]
Additions due to acquisitions		137,554	54,521	[3]
Transfers		10,211
Disposals		0	0	[3]
Closing balance	[3]	222,907	75,065
Platform | Amortization
Intangible assets and goodwill
Opening balance	[3]	(12,647)	(3,159)
Amortization additions		(20,612)	(9,488)	[3]
Additions due to acquisitions		(5,670)	0	[3]
Transfers		(864)
Disposals		0	0	[3]
Closing balance	[3]	R$ (39,793)	R$ (12,647)

[1]	Since 2018, the Company is developing additional functionalities in its chatting platform that allows to establish the communication through chatbots. The Company continues to develop new components and functionalities recorded as intangible assets in progress. The developments are considered finished when they are available to be sold or incorporated into tools already available for use by customers.
[2]	Refers to the agreement of non compete between former stakeholders from Smarkio and D1 after the conclusion of acquisition of this subsidiary.
[3]	On February 1, 2020, a Private Instrument of Purchase and Sale of Assets and other Covenants was signed between the Company and Omnize Software Ltda., referring to the transfer of software and intellectual property related to the Omnize customer service platform. Zenvia paid R$ 4,400 in cash on the acquisition date of the intangible asset. The asset acquisition of Omnize's customer service platform provided the technological basis for Zenvia to incorporate chat functionality into its platform.